Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Parenthetical) (Detail) AUD in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Asbestos Claims [Line Items]
Income tax payable	$ 16.8		$ 19.6
Other assets and liabilities of AICF	1.6		1.0
Payment received in accordance with AFFA	$ 91.1	AUD 120.7
Translation of payments at exchange rate, number of days prior to payment date	5 days	5 days
Asbestos adjustments	$ (40.4)		$ (5.5)	$ (33.4)
Effect of foreign exchange	(2.7)
Gain loss on foreign currency forward contract of AICF payment	0.9
Minimum [Member]
Asbestos Claims [Line Items]
Asbestos adjustments	40.4
Effect of foreign exchange	$ 2.7